SIGNIFICANT ACCOUNTING POLICIES, Income Tax and Deferred Income Tax through Earnings Per Share (Details) - ARS ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax and deferred income tax [Abstract]
Provisions for income taxes		$ 0	$ 0
Equity accounts [Abstract]
Percentage of legal reserve of net income		5.00%
Percentage of legal reserve on sum of Capital stock and Adjustment to capital stock balances		20.00%
Earnings per share [Abstract]
Net income attributable to owners of the Company		$ 3,286,190	$ 17,432,945	$ 23,907,988
Average number of outstanding shares (in shares)	[1],[2]	762,371,755	776,121,341	788,405,563
Basic and diluted earnings per share (in pesos per share)		$ 4.31	$ 22.46	$ 30.32

[1]	The weighted average number of shares considers the effect of the weighted average of the changes originated in the transactions with the treasury shares made during the year.
[2]	The weighted average of the number of shares considers the effect of the weighted average of the changes originated in the transactions with treasury shares made during the year.